Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,007,134)	$ (4,242,686)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Stock-based compensation	0	0
Depreciation of music inventory	1,734	1,848
Expense (Income) from derivative liability	1,934,806	3,430,468
Amortization of debt discounts	122,505	310,963
Non-cash interest expense	0	0
Loss on conversion of notes payable and accrued interest	545,519	102,963
Changes in operating assets and liabilities:
Accounts payable	26,054	35,682
Accrued interest payable on notes payable	72,965	14,976
Accrued consulting fees	130,947	162,300
Net Cash Used by Operating Activities	(172,604)	(183,486)
CASH FLOWS FROM INVESTING ACTIVITIES:
Music Inventory	(24)	(327)
Net Cash Used by Investing Activities	(24)	(327)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft	0	987
Proceeds from notes payable	589,820	331,250
Repayment of notes payable	(424,721)	(154,721)
Net proceeds from notes payable to related parties	2,800	0
Net Cash Provided by Financing Activities	167,099	177,516
NET DECREASE IN CASH AND CASH EQUIVALENTS	(4,729)	(6,297)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	4,742	6,297
CASH AND CASH EQUIVALENTS, END OF PERIOD	13	0
SUPPLEMENTAL CASH FLOW INFORMATION
Interest	0	0
Income taxes	0	0
Non-cash investing and financing activities:
Initial derivative liability charged to debt discounts	385,000	331,250
Conversion of debt and accrued interest into common stock	168,231	49,556
Accrued interest added to notes payable principal balances	$ 0	$ 16,000